Income Tax (Tables) - D-Wave Systems Inc. [Member]	12 Months Ended
Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021, and 2020 are as follows:

	Years ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$59,916	$54,018
Research and development credit carryforwards	13,675	12,003
Scientific research and experimental development deductions	23,071	20,137
Depreciation and amortization	5,634	5,256
Convertible notes	(4)	1,156
Deferred revenue	165	401
Other accruals and reserves	730	440

Total deferred tax assets	103,187	93,411
Valuation Allowance	(97,143)	(89,139)

Total deferred tax assets, net	$6,044	$4,272
Deferred tax liabilities:
Marketable securities	(315)	—
Loans payable	(5,729)	(4,272)

Total deferred tax liabilities	(6,044)	(4,272)

Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years ended December 31,
	2021	2020
Federal and provincial statutory tax rate	27%	27%
Foreign losses taxed at different rates	0%	1%
Research and development credits	0%	(3)%
Permanent differences	(2)%	18%
Other	1%	7%
Change in valuation allowance	(26)%	(50)%

Effective tax rate	0%	0%

Summary of domestic and foreign components of loss before income taxes
The following table presents domestic and foreign components of loss before income taxes for the years ended December 31, 2021, and 2020 (in thousands):

	Years ended December 31,
	2021	2020
Domestic	$(27,205)	$(7,784)
International	(4,340)	(2,235)

Net loss before income taxes	$(31,545)	$(10,019)